Risk Management - Disclosure of credit exposures by internal PD grade of assets held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,232,975	£ 1,204,773
Expected credit loss rate	100.00%
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (4,034)	(3,860)
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 20,527	£ 19,749
Expected credit loss rate	11.20%	11.50%
Retail credit cards | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 381	£ 308
Expected credit loss rate	78.50%	82.10%
Retail credit cards | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,190	£ 1
Expected credit loss rate	5.00%	0.00%
Retail credit cards | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 579	£ 564
Expected credit loss rate	0.20%	0.20%
Retail credit cards | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,465	£ 2,557
Expected credit loss rate	0.20%	0.30%
Retail credit cards | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,699	£ 4,366
Expected credit loss rate	0.40%	0.50%
Retail credit cards | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 6,055	£ 2,976
Expected credit loss rate	1.30%	1.50%
Retail credit cards | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 7,086	£ 8,087
Expected credit loss rate	5.70%	5.90%
Retail credit cards | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,072	£ 890
Expected credit loss rate	36.20%	38.50%
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,755	£ 5,970
Expected credit loss rate	3.90%	4.30%
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 10	£ 11
Expected credit loss rate	81.50%	80.70%
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 165	£ 0
Expected credit loss rate	0.00%	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 950	£ 0
Expected credit loss rate	0.30%	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,346	£ 0
Expected credit loss rate	0.40%	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,782	£ 5,431
Expected credit loss rate	1.00%	1.20%
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,306	£ 528
Expected credit loss rate	5.00%	23.40%
Retail credit cards | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 196	£ 0
Expected credit loss rate	32.20%	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 2,192
Expected credit loss rate	0.00%	5.00%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 24
Expected credit loss rate	0.00%	74.20%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 62
Expected credit loss rate	0.00%	0.00%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 288
Expected credit loss rate	0.00%	0.30%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 151
Expected credit loss rate	0.00%	0.70%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 249
Expected credit loss rate	0.00%	0.40%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 924
Expected credit loss rate	0.00%	1.00%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 435
Expected credit loss rate	0.00%	4.60%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 59
Expected credit loss rate	0.00%	19.20%
Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 23,113	£ 22,306	£ 27,287
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,988	6,241
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	2,308
Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,586)	(2,557)	(2,776)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(233)	(271)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(116)
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,128	£ 3,918
Expected credit loss rate	0.80%	0.80%
Retail other | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 87	£ 191
Expected credit loss rate	18.70%	11.60%
Retail other | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Retail other | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 12	£ 6
Expected credit loss rate	0.00%	0.00%
Retail other | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 33	£ 17
Expected credit loss rate	0.00%	0.00%
Retail other | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,560	£ 3,194
Expected credit loss rate	0.10%	0.20%
Retail other | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 109	£ 66
Expected credit loss rate	1.80%	0.00%
Retail other | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 315	£ 437
Expected credit loss rate	0.90%	0.00%
Retail other | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 12	£ 7
Expected credit loss rate	20.00%	12.50%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 1,328
Expected credit loss rate	0.00%	6.80%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 23
Expected credit loss rate	0.00%	67.60%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 1
Expected credit loss rate	0.00%	0.00%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 25
Expected credit loss rate	0.00%	0.00%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 110
Expected credit loss rate	0.00%	0.00%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 293
Expected credit loss rate	0.00%	0.30%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 541
Expected credit loss rate	0.00%	1.80%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 321
Expected credit loss rate	0.00%	8.80%
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 14
Expected credit loss rate	0.00%	33.30%
Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,160	£ 3,949	3,411
Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1,425
Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(32)	(31)	(45)
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(97)
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 121,179	£ 116,204
Expected credit loss rate	0.80%	0.70%
Corporate loans | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,770	£ 1,260
Expected credit loss rate	25.00%	23.70%
Corporate loans | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 44,226	£ 43,437
Expected credit loss rate	0.00%	0.00%
Corporate loans | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 23,772	£ 22,084
Expected credit loss rate	0.00%	0.00%
Corporate loans | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 14,232	£ 11,948
Expected credit loss rate	0.10%	0.10%
Corporate loans | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 16,438	£ 15,855
Expected credit loss rate	0.20%	0.10%
Corporate loans | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 14,808	£ 14,936
Expected credit loss rate	0.50%	0.50%
Corporate loans | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4,321	£ 4,957
Expected credit loss rate	2.50%	2.70%
Corporate loans | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,612	£ 1,727
Expected credit loss rate	7.50%	7.80%
Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 46	£ 54
Expected credit loss rate	6.10%	8.50%
Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Expected credit loss rate	0.00%	100.00%
Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0
Expected credit loss rate	0.00%	0.00%
Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2	£ 48
Expected credit loss rate	0.00%	2.00%
Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 40	£ 6
Expected credit loss rate	2.40%	33.30%
Corporate loans | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 4	£ 0
Expected credit loss rate	33.30%	0.00%
Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 122,145	£ 116,995	111,158
Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	49	59
Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(966)	(791)	(836)
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)	(5)
ECL | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	23,113	22,306
ECL | Retail credit cards | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,776	1,724
ECL | Retail credit cards | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,253	1
ECL | Retail credit cards | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	580	565
ECL | Retail credit cards | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,468	2,564
ECL | Retail credit cards | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,711	4,388
ECL | Retail credit cards | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6,133	3,022
ECL | Retail credit cards | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	7,513	8,596
ECL | Retail credit cards | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,679	1,446
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,988	6,241
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	54	57
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	165	0
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	953	0
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,352	0
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,800	5,495
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,375	689
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	289	0
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	2,308
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	93
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	62
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	289
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	152
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	250
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	933
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	456
ECL | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	73
ECL | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2,586)	(2,557)
ECL | Retail credit cards | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,395)	(1,416)
ECL | Retail credit cards | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(63)	0
ECL | Retail credit cards | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(1)
ECL | Retail credit cards | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)	(7)
ECL | Retail credit cards | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(12)	(22)
ECL | Retail credit cards | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(78)	(46)
ECL | Retail credit cards | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(427)	(509)
ECL | Retail credit cards | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(607)	(556)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(233)	(271)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(44)	(46)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(6)	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(18)	(64)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(69)	(161)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(93)	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(116)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(69)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(9)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(21)
ECL | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(14)
ECL | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	4,160	3,949
ECL | Retail other | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	107	216
ECL | Retail other | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	12	6
ECL | Retail other | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	33	17
ECL | Retail other | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,564	3,199
ECL | Retail other | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	111	66
ECL | Retail other | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	318	437
ECL | Retail other | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	15	8
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1,425
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	71
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	25
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	110
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	294
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	551
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	352
ECL | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	21
ECL | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(32)	(31)
ECL | Retail other | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(20)	(25)
ECL | Retail other | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4)	(5)
ECL | Retail other | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2)	0
ECL | Retail other | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)	0
ECL | Retail other | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)	(1)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(97)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(48)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(10)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(31)
ECL | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(7)
ECL | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	122,145	116,995
ECL | Corporate loans | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,360	1,651
ECL | Corporate loans | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	44,235	43,443
ECL | Corporate loans | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	23,778	22,092
ECL | Corporate loans | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	14,248	11,958
ECL | Corporate loans | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	16,466	15,875
ECL | Corporate loans | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	14,885	15,005
ECL | Corporate loans | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	4,431	5,097
ECL | Corporate loans | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,742	1,874
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	49	59
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2	49
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	41	9
ECL | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6	0
ECL | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(966)	(791)
ECL | Corporate loans | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(590)	(391)
ECL | Corporate loans | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(9)	(6)
ECL | Corporate loans | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(6)	(8)
ECL | Corporate loans | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(16)	(10)
ECL | Corporate loans | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(28)	(20)
ECL | Corporate loans | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(77)	(69)
ECL | Corporate loans | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(110)	(140)
ECL | Corporate loans | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(130)	(147)
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)	(5)
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(3)
ECL | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2)	0
Stage 1 | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	18,801	17,629	22,315
Stage 1 | Retail credit cards | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,216	1
Stage 1 | Retail credit cards | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	580	565
Stage 1 | Retail credit cards | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,468	2,562
Stage 1 | Retail credit cards | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,710	4,384
Stage 1 | Retail credit cards | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6,091	2,905
Stage 1 | Retail credit cards | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6,414	7,018
Stage 1 | Retail credit cards | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	322	194
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,468	5,495
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	165	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	953	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,351	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,795	5,495
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,149	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	55	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1,908
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	62
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	289
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	152
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	250
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	928
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	227
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(395)	(334)	(412)
Stage 1 | Retail credit cards | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(40)	0
Stage 1 | Retail credit cards | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(1)
Stage 1 | Retail credit cards | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)	(7)
Stage 1 | Retail credit cards | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(12)	(22)
Stage 1 | Retail credit cards | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(74)	(37)
Stage 1 | Retail credit cards | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(231)	(242)
Stage 1 | Retail credit cards | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(34)	(25)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(65)	(64)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(6)	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(18)	(64)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(34)	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4)	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(18)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(9)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(6)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,788	3,329	2,734
Stage 1 | Retail other | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	12	6
Stage 1 | Retail other | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	33	17
Stage 1 | Retail other | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,564	3,199
Stage 1 | Retail other | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	109	65
Stage 1 | Retail other | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	69	41
Stage 1 | Retail other | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1	1
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1,134
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	25
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	110
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	294
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	534
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	170
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(7)	(5)	(8)
Stage 1 | Retail other | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4)	(5)
Stage 1 | Retail other | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2)	0
Stage 1 | Retail other | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	0
Stage 1 | Retail other | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(16)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(6)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(9)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	111,629	107,194	100,956
Stage 1 | Corporate loans | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	43,832	43,318
Stage 1 | Corporate loans | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	23,738	21,947
Stage 1 | Corporate loans | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	13,854	11,392
Stage 1 | Corporate loans | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	15,915	15,549
Stage 1 | Corporate loans | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	12,160	12,017
Stage 1 | Corporate loans | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,020	2,854
Stage 1 | Corporate loans | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	110	117
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	43	49
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2	49
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	41	0
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(141)	(144)	(179)
Stage 1 | Corporate loans | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4)	(4)
Stage 1 | Corporate loans | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(6)	(8)
Stage 1 | Corporate loans | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(12)	(8)
Stage 1 | Corporate loans | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(27)	(18)
Stage 1 | Corporate loans | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(47)	(49)
Stage 1 | Corporate loans | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(40)	(50)
Stage 1 | Corporate loans | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5)	(7)
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(1)
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	0
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,536	2,953	3,450
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	37	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	2
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1	4
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	42	117
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,099	1,578
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,357	1,252
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	466	689
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	226	689
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	234	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	307
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	5
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	229
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	73
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(796)	(807)	(1,138)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(23)	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4)	(9)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(196)	(267)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(573)	(531)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(124)	(161)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(35)	(161)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(89)	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(29)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(15)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(14)
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	265	404	369
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2	1
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	249	396
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	14	7
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	220
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	17
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	182
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	21
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5)	(1)	(2)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2)	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3)	(1)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(33)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(4)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(22)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(7)
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	8,156	8,147	8,967
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	403	122
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	40	145
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	394	566
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	551	326
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,725	2,988
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,411	2,243
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,632	1,757
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6	9
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	9
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(235)	(254)	(309)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5)	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(4)	(2)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1)	(2)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(30)	(20)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(70)	(90)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(125)	(140)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2)	(3)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(3)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(2)	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,776	1,724	1,522
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,776	1,724
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	54	57
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	54	57
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	93
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	93
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,395)	(1,416)	(1,226)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,395)	(1,416)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(44)	(46)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(44)	(46)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(69)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(69)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	107	216	308
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	107	216
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	71
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	71
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(20)	(25)	(35)
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(20)	(25)
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(48)
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(48)
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,360	1,654	1,235
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,360	1,651
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	3
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	1
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(590)	(393)	£ (348)
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(590)	(391)
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(2)
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1)
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.0 to 0.05%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.05 to 0.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.15 to 0.30%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Strong | 0.30 to 0.60%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 0.60 to 2.15%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Satisfactory | 2.15 to 11.35%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | American Airlines Portfolio | Higher Risk | 11.35% to 100%
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0